CHAPMAN AND CUTLER LLP                            111 WEST MONROE STREET
                                                 CHICAGO, ILLINOIS 60603



                             November 10, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:              First Defined Portfolio Fund, LLC (the "Company")

To the Commission:

     On behalf of the above Company, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the definitive proxy statement, form of proxy card and voting instructions card and other soliciting materials for the Company. Please call the undersigned at (312) 845-3446 with any questions regarding this filing


                                   Very truly yours,

                                   CHAPMAN AND CUTLER LLP



                                   By /s/ Suzanne M. Russell
                                      -----------------------------
                                      Suzanne M. Russell